Myra P. Mahoney
Attorney at Law
3101 N. Federal Highway | Suite 401
Fort Lauderdale, FL 33306
T: 954-563-1050 | F: 954-563-1095
mmahoney@mymalaw.com

August 7, 2009

VIA FEDERAL EXPRESS
AND EDGAR

Ms. Rolaine S. Bancroft
Special Counsel
United States Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Scorpion Performance, Inc.
Amendment No. 5 to Registration Statement on Form 10
Filed April 17, 2009
File No. 000-52859

Dear Ms. Bancroft:

          On behalf of the Company, I hereby submit responses to the staff’s Comment Letter dated July 27, 2009 with all references to revisions found in the marked Amendment No. 7 submitted for filing simultaneously with this letter and the marked document enclosed for your convenience.

Business of the Company, page 1

1.	We note your response to prior comment 1, please provide us with form disclosure and indicate the section of the Form 10-Q where you intend to include the disclosure.

RESPONSE:

Considering that we are required to file an amendment to the Form 10 with respect to comments 2 and 3, we will include the disclosure in Amendment No. 7 (filed simultaneously with this response) and also in the Company’s upcoming 10-Q.

Ms. Rolaine S. Bancroft
Special Counsel
United States Securities and Exchange Commission
August 7, 2009

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 19

1.	We note your response to prior comment 2. Please revise the disclosure in the Form 10 to clarify, if true, that you have not incurred additional costs towards manufacturing medical components.

RESPONSE: We have revised accordingly.

Material Commitments. page 24

2.

While we note your response to prior comment 3, you are required to file the exhibits required by Item 601 of Regulation S-K. The two capital leases with Machinery Finance Resources, LLC provided financing for the acquisition of manufacturing equipment for the Ocala facility. Note that Item 601(b)(10)(ii)(D) of Regulation S-K requires the filing of material leases, even if made within the ordinary course of business. Also, it is unclear to us why you believe the leases are not material, given that you describe them as such within the registration statement. Please file the leases as exhibits to the registration statement.

RESPONSE: Both leases are attached as exhibits to Amendment 7.

          We believe that this response addresses your comments; however, if you require further clarification or if you have questions, please contact me at (954) 563-1050.

Respectfully yours,

Myra P. Mahoney

cc:	Mr. Robert Stopanio, Scorpion Performance, Inc.
Ms. Karen Rodgers, Scorpion Performance, Inc.

Pursuant to Internal Revenue Service guidance, be advised that any federal tax advice contained in this written or electronic communication, including any attachments or enclosures, is not intended or written to be used and it cannot be used by any person or entity for the purpose of (i) avoiding any tax penalties that may be imposed by the Internal Revenue Service or any other U.S. Federal taxing authority or agency or (ii) promoting, marketing or recommending to another party any transaction or matter addressed herein.